Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,193
Amortization	1,015	$ 604
Ending balance	5,216	2,193
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	86
Ending balance	363	86
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	2,258
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,815
Ending balance	1,998	1,815
Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	259
Ending balance	324	259
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33
Ending balance	273	33
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,317	7,966
Additions	830	693
Acquisitions	3,094
Disposals	(52)	(620)
Foreign exchange and other	181	278
Ending balance	12,370	8,317
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	521	719
Additions
Acquisitions	311
Transfers
Disposals		(247)
Foreign exchange and other	18	49
Ending balance	850	521
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	978	894
Additions	0
Acquisitions	2,453
Transfers
Disposals
Foreign exchange and other	122	84
Ending balance	3,553	978
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,237	5,548
Additions	58	11
Acquisitions	103
Transfers	672	611
Disposals	(29)	(53)
Foreign exchange and other	30	120
Ending balance	7,071	6,237
Gross carrying amount [member] | Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	259	204
Additions	739	662
Transfers	(672)	(611)
Disposals	(2)	(1)
Foreign exchange and other		5
Ending balance	324	259
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	322	601
Additions	33	20
Acquisitions	227
Disposals	(21)	(319)
Foreign exchange and other	11	20
Ending balance	572	322
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,124)	(5,700)
Amortization	1,015	604
Disposals	(43)	(419)
Foreign exchange and other	58	239
Ending balance	(7,154)	(6,124)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(435)	(616)
Amortization	44	22
Disposals		(247)
Foreign exchange and other	8	44
Ending balance	(487)	(435)
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(978)	(894)
Amortization	291	0
Disposals
Foreign exchange and other	26	84
Ending balance	(1,295)	(978)
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,422)	(3,821)
Amortization	653	556
Disposals	(22)	(49)
Foreign exchange and other	20	94
Ending balance	(5,073)	(4,422)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(289)	(369)
Amortization	27	26
Disposals	(21)	(123)
Foreign exchange and other	4	17
Ending balance	$ (299)	$ (289)